Fair value of financial assets and liabilities_Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) - KRW (₩)		6 Months Ended				12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		₩ 61,323,000,000	[1]	₩ 61,518,000,000	[2]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) debt securities, equity securities, interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities and beneficiary certificates of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income. Equity investments classified as Level 3 equity securities whose costs are considered to provide the best estimate of fair value are excluded from sensitivity analysis. The equity investments classified as Level 3 equity securities whose costs are considered to provide the best estimate of fair value are excluded from sensitivity analysis.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) debt securities, equity securities, interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities and beneficiary certificates of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income. Equity investments classified as Level 3 equity securities whose costs are considered to provide the best estimate of fair value are excluded from sensitivity analysis. The equity investments classified as Level 3 equity securities whose costs are considered to provide the best estimate of fair value are excluded from sensitivity analysis.
Financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,873,686,000,000		₩ 1,595,698,000,000		₩ 1,595,698,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		126,709,000,000		44,069,000,000
Other comprehensive income(loss)		14,557,000,000		7,987,000,000
Purchases Issuances		2,152,168,000,000		156,908,000,000
Disposals Settlements		(1,954,754,000,000)		(119,996,000,000)
Transfer to or from level 3	[3]	0		0
Ending balance		2,212,366,000,000		1,684,666,000,000		1,873,686,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		17,817,000,000				2,169,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(12,665,000,000)				(1,459,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		19,464,000,000				30,444,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(8,704,000,000)				(17,103,000,000)
Financial assets at fair value through profit or loss category in accordance with IAS 39 [Member]
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				17,000,000,000		17,000,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				(16,000,000)
Other comprehensive income(loss)				0
Purchases Issuances				2,000,000,000
Disposals Settlements				0
Transfer to or from level 3	[3]			0
Ending balance				₩ 18,984,000,000
Derivative assets
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique				Option valuation model and others
Input variable				Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement				Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 23,153,000,000		23,153,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				21,217,000,000
Other comprehensive income(loss)				0
Purchases Issuances				472,000,000
Disposals Settlements				(17,420,000,000)
Transfer to or from level 3	[3]			0
Ending balance				₩ 27,422,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[4],[5]					1,234,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[4],[5]					(526,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						0
Derivative assets | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset				10.61%
Correlation coefficient				90.00%
Derivative assets | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset				27.59%
Correlation coefficient				97.00%
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 4,348,000,000		4,348,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				191,000,000
Other comprehensive income(loss)				0
Purchases Issuances				2,000,000,000
Disposals Settlements				0
Transfer to or from level 3	[3]			0
Ending balance				₩ 6,539,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]					265,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]					(309,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						0
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique				External appraisal value and others
Input variable				Expected growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement				Fair value increases as expected growth rate increases. Fair value increases as discount rate decreases. Fair value increases as sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 12,652,000,000		12,652,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				(207,000,000)
Other comprehensive income(loss)				0
Purchases Issuances				0
Disposals Settlements				0
Transfer to or from level 3	[3]			0
Ending balance				₩ 12,445,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]					670,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]					(624,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						0
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate				0.99%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate				0.00%
Volatility of real estate sale price				0.00%
Discount rate				18.73%
AFS financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 1,555,446,000,000		1,555,446,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				22,683,000,000
Other comprehensive income(loss)				7,987,000,000
Purchases Issuances				154,436,000,000
Disposals Settlements				(102,292,000,000)
Transfer to or from level 3	[3]			0
Ending balance				₩ 1,638,260,000,000
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique				External appraisal value and others
Input variable				Expected growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement				Fair value increases as expected growth rate increases. Fair value increases as discount rate decreases. Fair value increases as sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 1,024,935,000,000		1,024,935,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				19,241,000,000
Other comprehensive income(loss)				10,175,000,000
Purchases Issuances				27,289,000,000
Disposals Settlements				(31,692,000,000)
Transfer to or from level 3	[3]			0
Ending balance				₩ 1,049,948,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)						0
Unfavorable changes in unobservable inputs in net income(loss)						0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7],[8]					28,583,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7],[8]					(15,246,000,000)
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate				0.99%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate				0.00%
Volatility of real estate sale price				0.00%
Discount rate				18.73%
Beneficiary certificates
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique				External appraisal value and others
Input variable				Expected growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement				Fair value increases as expected growth rate increases. Fair value increases as discount rate decreases. Fair value increases as sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 530,511,000,000		530,511,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				3,442,000,000
Other comprehensive income(loss)				(2,188,000,000)
Purchases Issuances				127,147,000,000
Disposals Settlements				(70,600,000,000)
Transfer to or from level 3	[3]			0
Ending balance				₩ 588,312,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)						0
Unfavorable changes in unobservable inputs in net income(loss)						0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7]					1,861,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7]					(1,857,000,000)
Beneficiary certificates | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate				0.99%
Beneficiary certificates | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate				0.00%
Volatility of real estate sale price				0.00%
Discount rate				18.73%
Financial assets at FVTPL (IFRS 9)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,422,399,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		127,102,000,000
Other comprehensive income(loss)		0
Purchases Issuances		2,151,878,000,000
Disposals Settlements		(1,954,754,000,000)
Transfer to or from level 3	[3]	0
Ending balance		1,746,625,000,000				1,422,399,000,000
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		9,694,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		(111,000,000)
Other comprehensive income(loss)		0
Purchases Issuances		0
Disposals Settlements		(2,141,000,000)
Transfer to or from level 3	[3]	0
Ending balance		7,442,000,000				9,694,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		914,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(784,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others
Input variable		Expected growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as expected growth rate increases. Fair value increases as discount rate decreases. Fair value increases as sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 280,171,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		22,834,000,000
Other comprehensive income(loss)		0
Purchases Issuances		50,005,000,000
Disposals Settlements		(230,000,000)
Transfer to or from level 3	[3]	0
Ending balance		352,780,000,000				280,171,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7],[8]	10,740,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[7],[8]	(7,562,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate		0.99%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate		0.00%
Volatility of real estate sale price		0.00%
Discount rate		18.73%
Capital contributions
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 294,121,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		21,934,000,000
Other comprehensive income(loss)		0
Purchases Issuances		49,367,000,000
Disposals Settlements		(15,952,000,000)
Transfer to or from level 3	[3]	0
Ending balance		₩ 349,470,000,000				294,121,000,000
Beneficiary certificates
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others
Input variable		Expected growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as expected growth rate increases. Fair value increases as discount rate decreases. Fair value increases as sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 654,066,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		12,973,000,000
Other comprehensive income(loss)		0
Purchases Issuances		1,924,763,000,000
Disposals Settlements		(1,843,007,000,000)
Transfer to or from level 3	[3]	0
Ending balance		748,795,000,000				654,066,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]	1,436,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[7]	(1,544,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Beneficiary certificates | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate		0.99%
Beneficiary certificates | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate		0.00%
Volatility of real estate sale price		0.00%
Discount rate		18.73%
Loans
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Binomial tree
Input variable		Stock, Volatility of underlying
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 165,001,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		3,616,000,000
Other comprehensive income(loss)		0
Purchases Issuances		125,807,000,000
Disposals Settlements		(42,457,000,000)
Transfer to or from level 3	[3]	0
Ending balance		251,967,000,000				165,001,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		422,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(323,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Unfavorable changes in unobservable inputs in other comprehensive income
Loans | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		14.92%
Loans | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		41.24%
Derivative instrument assets
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 19,346,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		65,856,000,000
Other comprehensive income(loss)		0
Purchases Issuances		1,936,000,000
Disposals Settlements		(50,967,000,000)
Transfer to or from level 3	[3]	0
Ending balance		36,171,000,000				19,346,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[4],[5]	4,305,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[4],[5]	(2,452,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Derivative instrument assets | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		10.61%
Correlation coefficient		90.00%
Derivative instrument assets | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		27.59%
Correlation coefficient		97.00%
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others
Input variable		Expected growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as expected growth rate increases. Fair value increases as discount rate decreases. Fair value increases as sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 451,287,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		(393,000,000)
Other comprehensive income(loss)		14,557,000,000
Purchases Issuances		290,000,000
Disposals Settlements		0
Transfer to or from level 3	[3]	0
Ending balance		465,741,000,000				451,287,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0
Unfavorable changes in unobservable inputs in net income(loss)		0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7],[8]	19,464,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7],[8]	₩ (8,704,000,000)
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate		0.99%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate		0.00%
Volatility of real estate sale price		0.00%
Discount rate		18.73%
Derivative assets
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique				Option valuation model and others
Input variable				Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement				Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 99,000,000		99,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				185,000,000
Other comprehensive income(loss)				0
Purchases Issuances				0
Disposals Settlements				(284,000,000)
Transfer to or from level 3	[3]			₩ 0
Derivative assets | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset				10.61%
Correlation coefficient				90.00%
Derivative assets | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset				27.59%
Correlation coefficient				97.00%
Financial liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 181,008,000,000		₩ 707,233,000,000		707,233,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		72,513,000,000		98,104,000,000
Other comprehensive income(loss)		0		0
Purchases Issuances		175,986,000,000		501,000,000
Disposals Settlements		(212,487,000,000)		(250,311,000,000)
Transfer to or from level 3	[3]	0		0
Ending balance		217,020,000,000		₩ 555,527,000,000		181,008,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		3,492,000,000				13,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(5,443,000,000)				(520,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0				0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0				0
Derivative liabilities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique				Option valuation model and others
Input variable				Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement				Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 33,524,000,000		33,524,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				14,142,000,000
Other comprehensive income(loss)				0
Purchases Issuances				501,000,000
Disposals Settlements				(15,015,000,000)
Transfer to or from level 3	[3]			0
Ending balance				₩ 33,152,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[4],[5]					5,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[4],[5]					(513,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						0
Derivative liabilities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset				10.61%
Correlation coefficient				90.00%
Derivative liabilities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset				27.59%
Correlation coefficient				97.00%
Equity linked securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique				Monte Carlo Simulation and others
Input variable				Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement				Equity-linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 673,709,000,000		673,709,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				83,962,000,000
Other comprehensive income(loss)				0
Purchases Issuances				0
Disposals Settlements				(235,296,000,000)
Transfer to or from level 3	[3]			0
Ending balance				₩ 522,375,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[5]					8,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[5]					(7,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						0
Equity linked securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset				18.60%
Correlation coefficient				8.61%
Equity linked securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset				26.88%
Correlation coefficient				68.80%
Derivative liabilities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 20,951,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		73,951,000,000
Other comprehensive income(loss)		0
Purchases Issuances		(3,058,000,000)
Disposals Settlements		(50,921,000,000)
Transfer to or from level 3	[3]	0
Ending balance		40,923,000,000				20,951,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[4],[5]	2,409,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[4],[5]	(4,285,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Derivative liabilities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		10.61%
Correlation coefficient		90.00%
Derivative liabilities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		27.59%
Correlation coefficient		97.00%
Equity-linked securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Monte Carlo Simulation and others
Input variable		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Equity-linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 160,057,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		(1,438,000,000)
Other comprehensive income(loss)		0
Purchases Issuances		179,044,000,000
Disposals Settlements		(161,566,000,000)
Transfer to or from level 3	[3]	0
Ending balance		176,097,000,000				₩ 160,057,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[5]	1,083,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[5]	(1,158,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Equity-linked securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		18.60%
Correlation coefficient		8.61%
Equity-linked securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		26.88%
Correlation coefficient		68.80%

[1]	The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The gain amounting to 61,323 million Won for six months ended June 30, 2018, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.
[2]	The loss amounting to 61,518 million Won for the six months ended June 30, 2017, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income. The loss amounting to 61,518 million Won for the six months ended June 30, 2017, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income.
[3]	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
[4]	Both derivative assets and liabilities for held for trading and hedging are included.
[5]	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
[6]	Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.
[7]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
[8]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.